Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Dec. 15, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Sep. 10, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Mar. 14, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Aug. 29, 2023	Jul. 31, 2023	Jun. 30, 2023	Jun. 29, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jul. 30, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	May 07, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Sep. 28, 2018	Sep. 27, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015
C000255834
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 10,034	$ 9,959	$ 9,983	$ 9,986	$ 10,156	$ 10,040	$ 10,003	$ 10,000
C000218348
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 17,494	16,672	15,913	16,684	18,150	19,435	18,780		$ 20,272	$ 18,142	$ 18,241		$ 18,318	$ 18,649	$ 16,762	$ 17,215	$ 16,586	$ 17,689		$ 16,928	$ 15,791	$ 16,431	$ 14,820	$ 13,960	$ 14,410	$ 15,168		$ 15,188	$ 14,595		$ 13,019	$ 12,937	$ 13,500	$ 14,114	$ 14,298	$ 13,172	$ 14,022	$ 13,080	$ 11,535	$ 12,660	$ 13,141	$ 12,200	$ 13,152	$ 13,193	$ 14,503	$ 14,830	$ 14,308	$ 15,209	$ 14,510	$ 14,870	$ 14,410	$ 14,830	$ 14,670	$ 14,790	$ 15,340	$ 15,220	$ 14,940	$ 14,230	$ 12,770	$ 12,710	$ 11,710	$ 10,180	$ 9,970	$ 10,140	$ 10,000	$ 10,000
C000247047
Account Value [Line Items]
Line Graph and Table Measure Name	ETF
Account Value	$ 12,981	12,601	12,042	12,271	12,071	11,110	11,200		11,144	11,532	12,321		9,749	9,822	10,143	10,494	10,363	9,633	$ 10,000
C000247048
Account Value [Line Items]
Line Graph and Table Measure Name	ETF
Account Value	$ 10,813	10,718	9,968	9,488	9,906	10,220	10,039		10,142	10,202	10,481	$ 10,000
C000247050
Account Value [Line Items]
Line Graph and Table Measure Name	ETF
Account Value	$ 9,879	9,724	9,373	9,197	9,723	9,837	9,199		9,671	9,295	9,903		9,959	9,695	9,604	9,461	9,305	9,972	10,000
C000243085
Account Value [Line Items]
Line Graph and Table Measure Name	ETF
Account Value	$ 12,365	12,001	11,647	11,992	12,302	12,079	11,643		12,384	11,729	11,817		11,728	11,479	11,102	11,117	10,795	11,241		10,843	10,533	10,456	9,979	9,414	9,633	10,030		10,370	10,094	$ 10,000
C000229357
Account Value [Line Items]
Line Graph and Table Measure Name	ETF
Account Value	$ 14,890	14,486	14,463	14,526	14,763	15,102	14,912		15,033	14,883	15,514		15,366	15,883	16,460	16,142	16,198	15,581		14,749	14,225	13,913	14,337	15,092	15,142	14,473		14,468	14,506		14,043	13,964	13,823	14,914	14,888	15,242	15,283	16,688	16,473	15,549	15,218	15,634	15,274	15,353	13,891	12,795	12,573	12,385	12,038	12,671	12,086	12,432	12,624	12,503	12,599	12,310	12,081	11,808	11,231	11,279	10,834	10,779	10,769	11,124	11,162		$ 10,703	$ 10,907	$ 11,271	$ 11,067	$ 10,954	$ 11,159	$ 11,076	$ 11,076	$ 10,995	$ 11,096	$ 11,268	$ 10,480	$ 10,272	$ 10,127	$ 10,000
C000229356
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 12,350	12,157	12,087	12,030	12,035	11,906	11,838		11,927	11,810	11,968		11,829	11,682	11,524	11,412	11,290	11,448		11,327	11,416	11,397	11,096	10,666	10,765	10,920		10,905	10,833		10,808	10,851	10,776	10,636	10,840	10,614	10,614	10,382	10,328	10,648	10,849	10,500	10,820	10,747	11,022	11,223	11,312	11,546	11,510	11,570	11,641	11,692	11,690	11,635	11,591	11,568	11,482	11,554	11,628	11,646	11,573	11,419	11,434	11,460	11,441		11,228	11,056	10,829	10,426	11,218	11,176	11,039	10,989	10,987	10,901	10,898	10,738	10,689	10,539		$ 10,480	$ 10,418	$ 10,244	$ 10,156	$ 9,923	$ 9,950	$ 9,939	$ 10,000	$ 10,000
C000015260
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 19,931	19,648	18,883	19,182	19,814	20,030	19,298		20,259	19,266	20,057		19,824	19,406	18,459	18,614	18,382	19,250		18,940	18,444	18,676	17,805	16,300	16,821	17,641		18,386	17,835		16,866	17,462	17,060	16,598	17,134	15,927	16,301	14,925	14,128	16,005	16,801	15,584	17,234	17,257	19,281	19,611	20,066	21,386	20,689	21,957	21,030	21,654	21,264	21,176	21,108	21,049	19,733	19,255	18,065	18,162	17,274	15,309	15,110	15,612	14,677		14,053	13,776	13,006	11,456	13,872	15,006	15,196	14,746	14,095	13,802	13,659	14,262	14,191	13,310		14,357	13,588	13,556	13,255	11,914	13,107	12,810	14,167			$ 14,257	$ 13,980	$ 13,585	$ 13,592	$ 13,405	$ 13,391	$ 13,675	$ 14,125	$ 13,225	$ 13,007	$ 12,795	$ 12,507	$ 12,122	$ 12,135	$ 11,776	$ 11,609	$ 11,551	$ 11,423	$ 11,455	$ 11,288	$ 10,916	$ 10,912	$ 10,342	$ 10,512	$ 10,464	$ 10,300	$ 9,869	$ 10,142	$ 9,997	$ 9,736	$ 9,021	$ 9,057	$ 9,748	$ 10,077	$ 10,061	$ 9,206	$ 9,509	$ 10,105	$ 10,000
C000183970
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 13,902	13,690	13,574	13,616	13,664	13,555	13,444		13,441	13,284	13,302		13,155	13,022	12,876	12,776	12,616	12,631		12,485	12,427	12,352	12,038	11,733	11,765	11,820		11,726	11,588		11,484	11,456	11,349	11,318	11,342	10,997	10,997	10,788	10,734	11,094	11,173	10,879	11,207	11,308	11,519	11,545	11,634	11,806	11,700	11,727	11,682	11,671	11,619	11,576	11,488	11,427	11,330	11,259	11,147	11,094	10,910	10,370	10,418	10,399	10,204		9,973	9,774	9,484	9,055	10,306	10,562	10,504	10,416	10,382	10,355	10,288	10,296	10,245	10,125		10,172	10,092	10,014	9,960	9,692	9,901	9,869	10,000		$ 10,000
C000015261
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 14,006	13,449	12,643	12,106	12,656	12,408	11,622		11,842	11,849	12,559		12,605	12,260	12,081	12,273	11,869	12,472		12,061	11,557	11,689	11,139	9,977	10,778	11,303		11,757	11,533		10,922	11,349	11,192	10,844	11,041	9,957	10,216	9,155	8,523	9,630	10,307	9,845	10,841	10,574	11,336	11,603	12,156	12,697	11,907	12,891	12,277	12,478	12,271	12,346	12,778	12,352	11,995	11,731	11,023	11,361	10,646	8,716	8,949	9,273	8,716		8,348	8,127	7,851	7,257	9,200	10,101	10,818	10,345	10,166	9,774	9,506	9,738	9,792	9,203		10,113	9,589	9,476	9,096	8,293	9,048	9,119	10,004			10,081	10,436	10,312	10,418	10,500	10,353	10,489	11,085	10,471	10,145	10,157	10,197	9,927	10,117	9,727	9,818	9,469	9,165	8,889	8,729	8,471	8,253	8,412	8,577	8,396	8,341	7,972	8,484	8,489	8,528	8,038	8,220	8,880	9,139	9,296	8,820	9,220	10,016	10,000
C000244515
Account Value [Line Items]
Line Graph and Table Measure Name	ETF
Account Value	$ 11,980	11,789	11,052	11,101	12,020	12,320	11,776		12,073	11,299	11,495		11,454	11,198	11,095	10,610	10,644	11,312		11,257	10,823	10,503	10,260	9,209	9,427	10,052	$ 10,000
Litman Gregory Index: Bloomberg 1-15 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Bond Index
Account Value	$ 10,034	9,958	9,902	9,964	10,091	9,993	9,925	10,000
Litman Gregory Index: MSCI China All Shares Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index
Account Value	$ 12,927	12,480	12,147	12,633	12,459	11,530	11,566		11,395	11,775	12,431		10,091	10,093	10,164	10,422	10,301	9,834	10,000
Litman Gregory Index: MSCI Emerging Markets ex China Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex China Index
Account Value	$ 11,010	10,295	9,813	9,449	9,445	9,818	9,614		9,729	10,058	10,463	10,000
Litman Gregory Index: MSCI ACWI Ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index
Account Value	$ 11,958	11,566	11,059	10,674	10,698	10,551	10,143		10,344	10,438	10,977		10,689	10,393	10,158	10,167	9,881	10,061	10,000
Litman Gregory Index: Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 14,499	13,800	12,972	13,050	13,851	14,098	13,663		14,055	13,205	13,297		13,019	12,718	12,535	12,134	11,588	12,103		11,727	11,126	10,973	10,457	9,564	9,801	10,284		10,467	10,119	10,000
Litman Gregory Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,775	10,612	10,688	10,646	10,642	10,413	10,358		10,530	10,420	10,685		10,544	10,395	10,157	10,062	9,894	10,151		10,058	10,202	10,230	9,853	9,426	9,577	9,827		9,890	9,897		9,933	10,042	9,981	9,734	9,992	9,694	9,738	9,393	9,516	9,946	10,235	9,991	10,150	10,085	10,483	10,782	10,904	11,144	11,173	11,140	11,143	11,240	11,262	11,137	11,059	11,023	10,937	11,075	11,237	11,319	11,303	11,193	11,243	11,250	11,341		11,174	11,104	11,053	10,860	10,924	10,731	10,528	10,536	10,541	10,509	10,566	10,299	10,276	10,149	10,000
Litman Gregory Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,308	11,137	11,217	11,173	11,169	10,929	10,871		11,052	10,936	11,214		11,066	10,909	10,660	10,560	10,384	10,653		10,556	10,707	10,737	10,341	9,893	10,051	10,313		10,380	10,387		10,424	10,539	10,475	10,216	10,487	10,174	10,220	9,858	9,987	10,438	10,742	10,485	10,652	10,584	11,002	11,316	11,444	11,696	11,726	11,691	11,694	11,797	11,819	11,688	11,607	11,569	11,478	11,623	11,794	11,879	11,863	11,747	11,800	11,806	11,903		11,727	11,654	11,600	11,397	11,465	11,262	11,049	11,057	11,063	11,030	11,089	10,809	10,785	10,651		10,465	10,463	10,266	10,271	10,164	9,980	9,921	10,000	10,000
Litman Gregory Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 27,533	26,394	24,919	24,700	25,851	26,038	25,150		25,823	24,690	25,190		24,737	24,100	23,683	23,211	22,218	23,076		22,357	21,448	21,193	20,202	18,470	19,022	19,880		20,366	19,704		18,580	18,768	18,444	17,892	18,332	17,121	17,880	16,718	15,598	17,196	17,947	16,626	18,203	18,190	19,837	19,308	19,809	20,915	20,058	20,507	19,408	20,249	19,757	19,409	19,124	18,853	18,014	17,434	16,999	17,169	16,471	14,604	15,066	15,604	14,627		13,959	13,599	12,973	11,695	13,479	14,723	14,814	14,383	13,993	13,646	13,361	13,640	13,573	12,734		13,514	13,051	12,882	12,506	11,603	12,558	12,417	13,401			13,327	13,164	12,765	12,771	12,692	12,547	12,827	13,381	12,710	12,541	12,275	12,047	11,783	11,766	11,491	11,447	11,210	11,046	10,930	10,635	10,384	10,142	9,998	10,195	10,141	10,133	9,722	9,832	9,777	9,625	9,013	9,081	9,659	9,832	9,881	9,155	9,506	10,180	10,000
Litman Gregory Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,308	11,137	11,217	11,173	11,169	10,929	10,871		11,052	10,936	11,214		11,066	10,909	10,660	10,560	10,384	10,653		10,556	10,707	10,737	10,341	9,893	10,051	10,313		10,380	10,387		10,424	10,539	10,475	10,216	10,487	10,174	10,220	9,858	9,987	10,438	10,742	10,485	10,652	10,584	11,002	11,316	11,444	11,696	11,726	11,691	11,694	11,797	11,819	11,688	11,607	11,569	11,478	11,623	11,794	11,879	11,863	11,747	11,800	11,806	11,903		11,727	11,654	11,600	11,397	11,465	11,262	11,049	11,057	11,063	11,030	11,089	10,809	10,785	10,651		10,465	10,463	10,266	10,271	10,164	9,980	9,921	10,000		10,000
Litman Gregory Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 18,788	18,383	17,579	16,809	16,877	16,556	15,729		16,095	16,187	17,118		16,962	16,427	15,959	16,221	15,616	16,027		15,516	15,237	15,150	14,386	13,164	13,720	14,205		14,771	14,308		13,686	14,290	13,898	13,562	13,851	12,813	12,803	11,507	10,920	12,047	12,647	12,047	13,279	13,180	14,092	14,002	14,254	14,978	14,248	14,944	14,585	15,021	14,761	14,650	14,817	14,349	13,930	13,617	13,318	13,462	12,864	11,137	11,600	11,910	11,327		11,069	10,705	10,258	9,636	11,120	12,225	12,486	12,093	11,958	11,543	11,222	11,520	11,668	11,015		11,570	11,254	11,184	10,906	10,233	10,755	10,769	11,700			11,599	11,828	11,544	11,686	11,955	11,688	11,903	12,465	11,870	11,682	11,561	11,388	11,112	11,116	10,804	10,823	10,440	10,181	9,908	9,769	9,493	9,179	9,366	9,562	9,446	9,439	8,984	9,296	9,381	9,117	8,560	8,720	9,399	9,528	9,678	8,977	9,457	10,208	10,000
Litman Gregory Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 13,800	13,207	12,489	12,374	12,883	12,961	12,540		12,844	12,381	12,665		12,377	12,071	11,879	11,620	11,167	11,548		11,196	10,736	10,673	10,184	9,323	9,612	10,027	10,000
Litman Gregory Index: Morningstar Muni National Intermediate Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Muni National Intermediate Category
Account Value	$ 9,957	9,884	9,882	9,928	10,079	9,982	9,936	$ 10,000
Litman Gregory Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 15,697	14,887	14,133	14,467	15,524	16,401	15,982		17,420	15,698	15,929		15,818	16,058	14,577	14,713	14,010	15,071		14,550	13,771	14,329	12,768	11,709	12,566	13,352		14,055	13,245		12,249	12,363	12,590	13,221	13,448	12,254	13,105	12,805	11,536	12,758	13,025	11,794	12,850	12,831	14,243	14,067	13,919	15,402	15,065	15,720	15,079	15,537	15,197	15,766	15,467	15,435	15,117	14,967	14,089	13,414	12,346	10,424	10,211	10,563	10,000	10,000
Litman Gregory Index: Morningstar US Small Blend Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Blend Category
Account Value	$ 16,798	16,101	15,298	15,748	16,767	17,642	17,130		18,510	16,835	17,142		17,038	17,204	15,809	16,066	15,342	16,339		15,735	15,034	15,460	13,966	12,910	13,714	14,480		15,022	14,312		13,222	13,466	13,748	14,362	14,549	13,325	14,122	13,578	12,224	13,482	13,948	12,734	13,907	13,757	14,938	14,875	14,754	15,930	15,262	15,754	15,106	15,527	15,213	15,451	15,449	15,257	14,807	14,347	13,284	12,862	11,930	10,266	10,046	10,440	10,000	$ 10,000
Litman Gregory Index: Morningstar China Region Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar China Region Category
Account Value	$ 12,499	11,942	11,575	12,049	11,971	11,164	11,069		11,005	11,356	11,858		9,724	9,767	9,955	10,288	10,166	9,763	10,000
Litman Gregory Index: Morningstar Diversified Emerging Markets Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Diversified Emerging Markets Category
Account Value	$ 11,528	10,875	10,389	10,247	10,172	10,206	10,071		10,170	10,397	10,807	$ 10,000
Litman Gregory Index: Morningstar Foreign Large Growth Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Foreign Large Growth Category
Account Value	$ 11,459	11,116	10,571	10,146	10,457	10,386	9,876		10,201	10,127	10,611		10,509	10,150	9,993	10,043	9,601	10,020	$ 10,000
Litman Gregory Index: Morningstar Large Value Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Large Value Category
Account Value	$ 12,999	12,539	12,103	12,493	12,861	12,793	12,308		13,073	12,382	12,500		12,352	12,080	11,571	11,611	11,265	11,739		11,175	10,823	10,782	10,229	9,545	9,829	10,194		10,458	10,083	10,000
Litman Gregory Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 12,967	12,538	12,113	12,493	12,850	12,798	12,232		13,130	12,342	12,479		12,309	11,987	11,404	11,512	11,159	11,656		11,101	10,706	10,695	10,134	9,423	9,768	10,160		10,442	10,087	$ 10,000
Litman Gregory Index: Morningstar Systematic Trend Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Systematic Trend Category
Account Value	$ 11,455	11,328	11,381	11,897	12,043	12,263	12,135		12,005	11,819	12,313		12,154	12,572	12,823	13,037	13,177	12,986		12,634	12,091	11,969	12,092	12,574	12,646	12,313		12,410	12,479		12,302	12,142	11,915	12,603	12,394	12,515	12,561	13,221	13,187	12,706	12,355	12,676	12,616	12,661	12,058	11,337	11,132	10,928	10,794	11,287	11,015	11,005	11,053	11,080	11,242	11,048	10,787	10,704	10,384	10,413	10,011	9,823	9,887	10,097	10,113		9,947	10,050	10,176	10,165	10,062	10,210	10,148	10,214	10,173	10,424	10,809	10,364	10,126	9,922	10,000
Litman Gregory Index: SG CTA Index
Account Value [Line Items]
Line Graph and Table Measure Name	SG CTA Index
Account Value	$ 12,350	12,233	12,453	13,030	13,102	13,450	13,367		13,200	12,962	13,388		13,235	13,693	14,010	14,305	14,613	14,325		13,842	13,195	13,059	13,167	13,635	13,775	13,320		13,390	13,534		13,358	13,093	12,831	13,710	13,424	13,533	13,545	14,271	14,204	13,660	13,227	13,645	13,432	13,448	12,700	11,787	11,498	11,257	11,217	11,650	11,360	11,293	11,326	11,294	11,409	11,193	10,866	10,771	10,470	10,598	10,037	9,914	9,927	10,123	10,254		9,997	10,142	10,240	10,217	10,203	10,358	10,272	10,338	10,248	10,499	10,845	10,491	10,130	9,888	$ 10,000
Litman Gregory Index: Bloomberg US Interm Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Interm Credit Index
Account Value	$ 12,350	12,192	12,177	12,098	12,062	11,898	11,824		11,911	11,813	11,999		11,849	11,700	11,473	11,393	11,238	11,390		11,289	11,390	11,368	11,066	10,690	10,765	10,908		10,923	10,865		10,893	10,975	10,894	10,674	10,882	10,631	10,639	10,327	10,370	10,714	10,934	10,699	10,894	10,800	11,102	11,368	11,484	11,695	11,683	11,696	11,760	11,822	11,841	11,752	11,713	11,651	11,571	11,680	11,776	11,816	11,761	11,637	11,636	11,652	11,653		11,494	11,332	11,145	10,775	11,307	11,193	11,034	10,992	10,991	10,927	10,953	10,767	10,745	10,588		10,478	10,433	10,271	10,236	10,075	9,966	9,958	10,000	$ 10,000
Litman Gregory Index: Morningstar Global Large-Stock Blend Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Large-Stock Blend Category
Account Value	$ 22,723	21,848	20,723	20,584	21,302	21,380	20,658		21,356	20,657	21,201		20,826	20,339	19,888	19,759	18,962	19,659		19,061	18,350	18,377	17,489	16,122	16,630	17,368		17,899	17,393		16,492	16,821	16,590	16,177	16,676	15,599	16,254	15,017	14,116	15,526	16,179	15,162	16,480	16,365	17,611	17,340	17,796	18,761	18,060	18,567	17,678	18,484	18,121	17,983	17,868	17,554	16,880	16,361	15,951	16,041	15,323	13,701	14,057	14,434	13,700		13,052	12,736	12,186	11,084	12,880	13,925	14,122	13,682	13,370	13,083	12,835	13,056	13,050	12,280		13,020	12,614	12,472	12,143	11,271	12,149	11,950	12,905			12,886	12,829	12,464	12,527	12,469	12,397	12,566	13,144	12,535	12,359	12,131	11,917	11,697	11,669	11,408	11,354	11,112	10,925	10,792	10,532	10,252	10,083	10,001	10,250	10,184	10,179	9,785	9,832	9,778	9,647	9,053	9,098	9,586	9,765	9,808	9,155	9,459	10,100	10,000
Litman Gregory Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 25,923	24,810	23,461	23,244	24,200	24,347	23,556		24,127	23,257	23,791		23,251	22,675	22,316	21,829	20,977	21,693		21,033	20,167	20,050	19,131	17,514	18,057	18,836		19,378	18,693		17,668	17,859	17,606	17,079	17,583	16,407	17,079	15,850	14,948	16,530	17,162	16,042	17,519	17,498	19,020	18,617	19,111	20,098	19,325	19,802	18,840	19,652	19,172	19,041	18,793	18,505	17,730	17,269	16,878	16,955	16,203	14,425	14,784	15,277	14,395		13,672	13,249	12,697	11,468	13,258	14,423	14,584	14,088	13,752	13,386	13,110	13,429	13,390	12,567		13,359	12,923	12,762	12,430	11,520	12,393	12,214	13,204			13,147	13,044	12,662	12,731	12,715	12,595	12,871	13,435	12,717	12,516	12,278	12,028	11,800	11,755	11,436	11,384	11,138	10,967	10,834	10,539	10,258	10,041	9,966	10,138	10,076	10,042	9,627	9,686	9,674	9,533	8,875	8,937	9,510	9,685	9,766	9,055	9,395	10,087	10,000
Litman Gregory Index: ICE BofA US High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Account Value	$ 13,908	13,654	13,429	13,428	13,574	13,486	13,303		13,360	13,209	13,282		13,068	12,863	12,616	12,495	12,355	12,480		12,333	12,297	12,294	11,857	11,341	11,483	11,618		11,585	11,423		11,240	11,348	11,239	11,114	11,260	10,836	10,918	10,718	10,421	10,858	11,124	10,492	11,258	11,230	11,654	11,763	11,870	12,205	11,980	12,104	12,125	12,121	12,056	12,013	11,851	11,817	11,689	11,669	11,628	11,584	11,367	10,930	10,879	10,993	10,886		10,390	10,289	9,839	9,479	10,742	10,911	10,911	10,688	10,659	10,634	10,600	10,559	10,505	10,254		10,386	10,242	10,143	9,975	9,537	9,750	9,840	10,003		10,000
Litman Gregory Index: Morningstar Nontraditional Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Nontraditional Bond Category
Account Value	$ 12,001	11,861	11,760	11,803	11,853	11,775	11,658		11,696	11,585	11,641		11,537	11,442	11,300	11,258	11,147	11,198		11,084	11,050	11,004	10,770	10,516	10,572	10,643		10,657	10,556		10,473	10,505	10,460	10,439	10,526	10,302	10,318	10,141	10,127	10,370	10,436	10,268	10,532	10,574	10,723	10,800	10,906	11,004	10,945	11,018	11,028	11,064	11,033	11,035	10,996	10,958	10,886	10,890	10,868	10,838	10,701	10,472	10,455	10,483	10,411		10,223	10,093	9,883	9,694	10,450	10,519	10,494	10,374	10,346	10,317	10,283	10,310	10,266	10,164		10,188	10,110	10,075	10,009	9,833	9,900	9,941	10,000		$ 10,000
Litman Gregory Index: Morningstar Foreign Large Blend Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Foreign Large Blend Category
Account Value	$ 17,733	17,227	16,441	15,893	15,919	15,570	14,925		15,331	15,336	16,109		15,908	15,449	15,015	15,262	14,607	14,992		14,528	14,139	14,244	13,562	12,526	12,975	13,451		$ 13,981	$ 13,584		$ 13,011	$ 13,500	$ 13,201	$ 12,868	$ 13,262	$ 12,246	$ 12,454	$ 11,067	$ 10,558	$ 11,644	$ 12,267	$ 11,744	$ 12,865	$ 12,686	$ 13,524	$ 13,571	$ 14,005	$ 14,547	$ 13,926	$ 14,571	$ 14,180	$ 14,698	$ 14,455	$ 14,454	$ 14,613	$ 14,143	$ 13,748	$ 13,434	$ 13,138	$ 13,250	$ 12,599	$ 11,083	$ 11,455	$ 11,692	$ 11,174		$ 10,827	$ 10,450	$ 9,981	$ 9,317	$ 10,953	$ 11,849	$ 12,167	$ 11,748	$ 11,601	$ 11,227	$ 10,940	$ 11,174	$ 11,372	$ 10,757		$ 11,348	$ 11,044	$ 10,967	$ 10,732	$ 10,018	$ 10,557	$ 10,529	$ 11,472			$ 11,418	$ 11,645	$ 11,382	$ 11,581	$ 11,772	$ 11,630	$ 11,725	$ 12,310	$ 11,729	$ 11,548	$ 11,466	$ 11,283	$ 11,056	$ 11,030	$ 10,709	$ 10,701	$ 10,349	$ 10,077	$ 9,785	$ 9,669	$ 9,352	$ 9,155	$ 9,359	$ 9,570	$ 9,445	$ 9,397	$ 9,013	$ 9,249	$ 9,257	$ 9,110	$ 8,524	$ 8,747	$ 9,290	$ 9,465	$ 9,550	$ 8,968	$ 9,360	$ 10,073	$ 10,000
Litman Gregory Index: Morningstar Global Large-Stock Growth
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Large-Stock Growth
Account Value	$ 13,520	$ 12,924	$ 12,117	$ 11,885	$ 12,574	$ 12,812	$ 12,270		$ 12,654	$ 12,121	$ 12,394		$ 12,158	$ 11,819	$ 11,785	$ 11,565	$ 11,107	$ 11,611		$ 11,330	$ 10,689	$ 10,652	$ 10,102	$ 9,133	$ 9,451	$ 10,003	$ 10,000